                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-4132

                        RIVERSOURCE SELECTED SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 3/31

Date of reporting period: 9/30

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
PRECIOUS METALS AND MINING FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
SEPTEMBER 30, 2009


RIVERSOURCE PRECIOUS METALS AND MINING FUND SEEKS TO
PROVIDE SHAREHOLDERS WITH LONG-TERM GROWTH OF
CAPITAL.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    2

Fund Expenses Example..............    6

Portfolio of Investments...........    8

Statement of Assets and
  Liabilities......................   12

Statement of Operations............   13

Statements of Changes in Net
  Assets...........................   14

Financial Highlights...............   15

Notes to Financial Statements......   20

Approval of Investment Management
  Services Agreement...............   35

Proxy Voting.......................   38




--------------------------------------------------------------------------------
        RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2009 SEMIANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Precious Metals and Mining Fund (the Fund) Class A shares increased 28.98% (excluding sales charge) for the six months ended Sept. 30, 2009.

> The Fund outperformed its benchmark, the Philadelphia Stock Exchange Gold &
  Silver Index, which increased 23.35% for the same time period.

> The Fund underperformed its peer group, as represented by the Lipper Gold
  Funds Index, which increased 31.77% during the same time frame.

ANNUALIZED TOTAL RETURNS (for period ended Sept. 30, 2009)
--------------------------------------------------------------------------------


                                 6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  10 YEARS
-------------------------------------------------------------------------------
RiverSource Precious Metals and
  Mining Fund Class A
  (excluding sales charge)        +28.98%   +42.70%  +11.79%  +15.04%   +14.40%
-------------------------------------------------------------------------------
Philadelphia Stock Exchange
  Gold & Silver Index
  (unmanaged)(1)                  +23.35%   +27.19%   +9.83%  +11.33%    +8.97%
-------------------------------------------------------------------------------
Lipper Gold Funds Index(2)        +31.77%   +34.70%  +12.70%  +17.78%   +16.58%
-------------------------------------------------------------------------------


*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds or calling 1(800) 221-2450.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

(1) The Philadelphia Stock Exchange Gold & Silver Index is an unmanaged capitalization-weighted index which includes the leading companies involved in the mining of gold and silver. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Gold Funds Index includes the 10 largest gold funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.


--------------------------------------------------------------------------------
2  RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT SEPT. 30, 2009
                                                                            SINCE
Without sales charge     6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  10 YEARS  INCEPTION**
Class A (inception
  4/22/85)                +28.98%   +42.70%  +11.79%  +15.04%   +14.40%       N/A
------------------------------------------------------------------------------------
Class B (inception
  3/20/95)                +28.33%   +41.56%  +10.90%  +14.15%   +13.52%       N/A
------------------------------------------------------------------------------------
Class C (inception
  6/26/00)                +28.43%   +41.39%  +10.92%  +14.16%      N/A     +18.58%
------------------------------------------------------------------------------------
Class I (inception
  7/15/04)                +29.23%   +43.41%  +12.29%  +15.54%      N/A     +16.52%
------------------------------------------------------------------------------------
Class R4 (inception
  3/20/95)                +29.01%   +43.03%  +12.13%  +15.38%   +14.65%       N/A
------------------------------------------------------------------------------------

With sales charge
Class A (inception
  4/22/85)                +21.56%   +34.49%   +9.61%  +13.69%   +13.72%       N/A
------------------------------------------------------------------------------------
Class B (inception
  3/20/95)                +23.33%   +36.56%  +10.24%  +13.91%   +13.52%       N/A
------------------------------------------------------------------------------------
Class C (inception
  6/26/00)                +27.43%   +40.39%  +10.92%  +14.16%      N/A     +18.58%
------------------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I and Class R4 shares. Class I and Class R4 shares are available to qualifying institutional investors only.

 *Not annualized
**For classes with less than 10 years performance.


--------------------------------------------------------------------------------
        RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2009 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

STYLE MATRIX
--------------------------------------------------------------------------------



         STYLE
VALUE    BLEND   GROWTH
           X              LARGE
           X              MEDIUM   SIZE
           X              SMALL



Shading within the style matrix approximates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

The RiverSource Precious Metals and Mining Fund is a narrowly-focused sector fund and it may exhibit higher volatility than funds with broader investment objectives. See the fund's prospectus for specific risks associated with the Fund.

International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets.

Investments in small- and mid-capitalization companies involve greater risks and volatility than investments in larger, more established companies.



--------------------------------------------------------------------------------
4  RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

SECTOR DIVERSIFICATION(1) (at Sept. 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Agriculture                                 2.8%
------------------------------------------------
Copper mining                               1.5%
------------------------------------------------
Gold mining                                84.7%
------------------------------------------------
Platinum mining                             2.5%
------------------------------------------------
Silver mining                               8.4%
------------------------------------------------
Other(2)                                    0.1%
------------------------------------------------


(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan) as of Sept. 30, 2009. The Fund's composition is subject to change.
(2) Cash & Cash Equivalents.

TOP TEN HOLDINGS (at Sept. 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Freeport-McMoRan Copper & Gold (United
  States)                                   7.8%
------------------------------------------------
Goldcorp (Canada)                           7.4%
------------------------------------------------
Kinross Gold (Canada)                       6.6%
------------------------------------------------
Agnico-Eagle Mines (Canada)                 5.3%
------------------------------------------------
Yamana Gold (Canada)                        5.2%
------------------------------------------------
Gold Fields ADR (South Africa)              5.2%
------------------------------------------------
Compania de Minas Buenaventura ADR (Peru)   5.1%
------------------------------------------------
AngloGold Ashanti ADR (South Africa)        4.8%
------------------------------------------------
Eldorado Gold (Canada)                      3.5%
------------------------------------------------
Randgold Resources ADR (South Africa)       3.5%
------------------------------------------------


Excludes cash & cash equivalents.

TOP FIVE COUNTRIES (at Sept. 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Canada                                     53.8%
------------------------------------------------
United States                              24.9%
------------------------------------------------
South Africa                               13.5%
------------------------------------------------
Peru                                        5.1%
------------------------------------------------
United Kingdom                              1.8%
------------------------------------------------


Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
        RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2009 SEMIANNUAL REPORT  5

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Sept. 30, 2009.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
6  RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                  BEGINNING        ENDING         EXPENSES
                                ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                APRIL 1, 2009  SEPT. 30, 2009  THE PERIOD(a)  EXPENSE RATIO
-------------------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,289.80        $ 8.84         1.54%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,017.35        $ 7.79         1.54%
-------------------------------------------------------------------------------------------

Class B
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,283.30        $13.22         2.31%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,013.49        $11.66         2.31%
-------------------------------------------------------------------------------------------

Class C
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,284.30        $13.17         2.30%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,013.54        $11.61         2.30%
-------------------------------------------------------------------------------------------

Class I
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,292.30        $ 6.09         1.06%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,019.75        $ 5.37         1.06%
-------------------------------------------------------------------------------------------

Class R4
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,290.10        $ 7.87         1.37%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,018.20        $ 6.93         1.37%
-------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended Sept. 30, 2009: +28.98% for Class A, +28.33% for Class B, +28.43% for Class C, +29.23% for Class I, and +29.01% for Class R4.


--------------------------------------------------------------------------------
        RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2009 SEMIANNUAL REPORT  7

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

SEPT. 30, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (99.8%)(c)
ISSUER                                                 SHARES                VALUE(a)
AUSTRALIA (1.0%)
Adamus Resources                                        812,992(b)           $301,168
Centamin Egypt                                          315,060(b,d)          482,716
Equinox Minerals                                        204,478(b)            660,963
                                                                      ---------------
Total                                                                       1,444,847
-------------------------------------------------------------------------------------

CANADA (61.0%)
Agnico-Eagle Mines                                      125,466             8,512,868
Agrium                                                   41,080             2,045,373
Alamos Gold                                             182,757(b)          1,608,345
Barrick Gold                                            146,823             5,564,592
Detour Gold                                             196,606(b)          2,430,026
Eastern Platinum                                      1,243,724(b,d)          673,917
Eldorado Gold                                           499,440(b,d)        5,673,763
Endeavour Silver                                        258,918(b)            725,668
European Goldfields                                     192,129(b)            893,875
First Quantum Minerals                                   32,722(d)          2,139,894
Fronteer Development Group                              151,069(b)            652,036
Gammon Gold                                             274,864(b)          2,352,164
Goldcorp                                                295,774            11,940,395
IAMGOLD                                                 360,866             5,100,811
Kinross Gold                                            487,018            10,568,290
New Gold                                                934,491(b)          3,541,721
PAN American Silver                                      95,192(b)          2,170,378
Red Back Mining                                         317,579(b)          3,569,207
Silver Standard Resources                               195,256(b,d)        4,170,668
Silver Wheaton                                          321,451(b)          4,081,206
Yamana Gold                                             781,341(d)          8,368,162
                                                                      ---------------
Total                                                                      86,783,359
-------------------------------------------------------------------------------------

PERU (5.8%)
Compania de Minas Buenaventura ADR                      233,383(d)          8,217,415
-------------------------------------------------------------------------------------

SOUTH AFRICA (15.3%)
AngloGold Ashanti ADR                                   190,952(d)          7,783,204
Gold Fields ADR                                         603,172(d)          8,311,710
Randgold Resources ADR                                   81,156(d)          5,671,181
                                                                      ---------------
Total                                                                      21,766,095
-------------------------------------------------------------------------------------

UNITED KINGDOM (2.0%)
Lonmin                                                  108,135(b)          2,892,641
-------------------------------------------------------------------------------------

UNITED STATES (14.7%)
Allied Nevada Gold                                      146,736(b)          1,439,396
Coeur d'Alene Mines                                      37,500(b,d)          768,750
Freeport-McMoRan Copper & Gold                          184,410            12,652,370
Mosaic                                                   41,204             1,980,676
Newmont Mining                                           92,536             4,073,435
                                                                      ---------------
Total                                                                      20,914,627
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $101,612,777)                                                     $142,018,984
-------------------------------------------------------------------------------------



MONEY MARKET FUND (0.3%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.28%                 482,729(e)           $482,729
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $482,729)                                                             $482,729
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (13.2%)
                                                       SHARES                VALUE(a)
JPMorgan Prime Money Market Fund                     18,775,052           $18,775,052
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $18,775,052)                                                       $18,775,052
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $120,870,558)(f)                                                  $161,276,765
=====================================================================================






See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
8  RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

INVESTMENTS IN DERIVATIVES

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT SEPT. 30, 2009



                           CURRENCY TO      CURRENCY TO       UNREALIZED     UNREALIZED
EXCHANGE DATE             BE DELIVERED      BE RECEIVED      APPRECIATION   DEPRECIATION
----------------------------------------------------------------------------------------
Oct. 1, 2009                    48,476              56,007         $923              $--
                           U.S. Dollar   Australian Dollar
----------------------------------------------------------------------------------------
Oct. 2, 2009                   273,123             312,987        2,934               --
                           U.S. Dollar   Australian Dollar
----------------------------------------------------------------------------------------
Total                                                            $3,857              $--
----------------------------------------------------------------------------------------



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d) At Sept. 30, 2009, security was partially or fully on loan. See Note 7 to the financial statements.

(e) Affiliated Money Market Fund -- See Note 8 to the financial statements. The rate shown is the seven-day current annualized yield at Sept. 30, 2009.

(f) At Sept. 30, 2009, the cost of securities for federal income tax purposes was approximately $120,871,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                         $40,532,000
     Unrealized depreciation                            (126,000)
     -----------------------------------------------------------
     Net unrealized appreciation                     $40,406,000
     -----------------------------------------------------------





--------------------------------------------------------------------------------
        RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2009 SEMIANNUAL REPORT  9

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities. Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.

--------------------------------------------------------------------------------
10  RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of Sept. 30, 2009:

                                                FAIR VALUE AT SEPT. 30, 2009
                              ---------------------------------------------------------------
                                   LEVEL 1          LEVEL 2
                                QUOTED PRICES        OTHER          LEVEL 3
                                  IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                 MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                   IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
---------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks(a)              $142,018,984            $--           $--        $142,018,984
---------------------------------------------------------------------------------------------
Total Equity Securities          142,018,984             --            --         142,018,984
---------------------------------------------------------------------------------------------
Other
  Affiliated Money Market
    Fund(b)                          482,729             --            --             482,729
  Investments of Cash
    Collateral Received
    for Securities on Loan        18,775,052             --            --          18,775,052
---------------------------------------------------------------------------------------------
Total Other                       19,257,781             --            --          19,257,781
---------------------------------------------------------------------------------------------
Investments in Securities        161,276,765             --            --         161,276,765
Other Financial
  Instruments(c)                          --          3,857            --               3,857
---------------------------------------------------------------------------------------------
Total                           $161,276,765         $3,857           $--        $161,280,622
---------------------------------------------------------------------------------------------


(a) All industry classifications are identified in the Portfolio of Investments.
(b) Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2009.
(c) Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
       RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2009 SEMIANNUAL REPORT  11

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
SEPT. 30, 2009 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $101,612,777)                    $142,018,984
  Affiliated money market fund (identified cost $482,729)                      482,729
  Investments of cash collateral received for securities on loan
    (identified cost $18,775,052)                                           18,775,052
--------------------------------------------------------------------------------------
Total investments in securities (identified cost $120,870,558)             161,276,765
Cash                                                                            17,881
Capital shares receivable                                                      325,241
Dividends and accrued interest receivable                                       30,825
Unrealized appreciation on forward foreign currency contracts                    3,857
--------------------------------------------------------------------------------------
Total assets                                                               161,654,569
--------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                         103,280
Payable for investment securities purchased                                    325,456
Payable upon return of securities loaned                                    18,775,052
Accrued investment management services fees                                      3,056
Accrued distribution fees                                                       57,035
Accrued transfer agency fees                                                       801
Accrued administrative services fees                                               229
Accrued plan administration services fees                                           46
Other accrued expenses                                                          92,441
--------------------------------------------------------------------------------------
Total liabilities                                                           19,357,396
--------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                        $142,297,173
--------------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                           $    123,551
Additional paid-in capital                                                 127,074,552
Excess of distributions over net investment income                          (1,142,322)
Accumulated net realized gain (loss)                                       (24,164,462)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign currencies        40,405,854
--------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock  $142,297,173
--------------------------------------------------------------------------------------
*Including securities on loan, at value                                   $ 18,640,084
--------------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                              NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A                     $125,539,021           10,770,751                      $11.66(1)
Class B                     $ 13,582,179            1,280,900                      $10.60
Class C                     $  2,994,410              288,072                      $10.39
Class I                     $     11,720                  989                      $11.85
Class R4                    $    169,843               14,356                      $11.83
-----------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A is $12.37. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
12  RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2009 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED SEPT. 30, 2009 (UNAUDITED)


INVESTMENT INCOME
Income:
Dividends                                                     $   783,661
Interest                                                           61,557
Income distributions from affiliated money market fund              1,966
Income from securities lending -- net                              35,232
  Less foreign taxes withheld                                     (34,968)
-------------------------------------------------------------------------
Total income                                                      847,448
-------------------------------------------------------------------------
Expenses:
Investment management services fees                               548,433
Distribution fees
  Class A                                                         133,719
  Class B                                                          66,863
  Class C                                                          12,493
Transfer agency fees
  Class A                                                         120,611
  Class B                                                          16,071
  Class C                                                           2,898
  Class R4                                                             22
Administrative services fees                                       36,884
Plan administration services fees -- Class R4                         112
Compensation of board members                                       1,902
Printing and postage                                               20,800
Registration fees                                                  29,418
Professional fees                                                  13,997
Other                                                               5,241
-------------------------------------------------------------------------
Total expenses                                                  1,009,464
-------------------------------------------------------------------------
Investment income (loss) -- net                                  (162,016)
-------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                        12,123,683
  Foreign currency transactions                                    10,562
-------------------------------------------------------------------------
Net realized gain (loss) on investments                        12,134,245
Net change in unrealized appreciation (depreciation) on
  investments
  and on translation of assets and liabilities in foreign
  currencies                                                   19,557,022
-------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies          31,691,267
-------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                  $31,529,251
-------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
       RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2009 SEMIANNUAL REPORT  13

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                              SIX MONTHS ENDED      YEAR ENDED
                                                                SEPT. 30, 2009  MARCH 31, 2009
                                                                   (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                   $   (162,016)   $   (305,680)
Net realized gain (loss) on investments                             12,134,245     (33,846,149)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities
  in foreign currencies                                             19,557,022       6,355,314
----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                        31,529,251     (27,796,515)
----------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                                 --        (603,039)
    Class C                                                                 --          (4,887)
    Class I                                                                 --            (107)
    Class R4                                                                --          (1,984)
  Net realized gain
    Class A                                                                 --      (3,658,156)
    Class B                                                                 --        (564,325)
    Class C                                                                 --        (105,960)
    Class I                                                                 --            (379)
    Class R4                                                                --          (6,884)
----------------------------------------------------------------------------------------------
Total distributions                                                         --      (4,945,721)
----------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                    19,938,578      31,449,647
  Class B shares                                                     1,596,443       4,619,653
  Class C shares                                                       674,268       1,343,939
  Class R4 shares                                                       96,141          88,045
Reinvestment of distributions at net asset value
  Class A shares                                                            --       4,185,524
  Class B shares                                                            --         551,857
  Class C shares                                                            --          97,734
  Class R4 shares                                                           --           8,796
Conversions from Class B to Class A
  Class A shares                                                     2,250,079       2,577,775
  Class B shares                                                    (2,250,079)     (2,577,775)
Payments for redemptions
  Class A shares                                                   (18,434,673)    (30,408,934)
  Class B shares                                                    (1,854,905)     (5,044,341)
  Class C shares                                                      (605,030)       (949,992)
  Class R4 shares                                                      (24,726)       (149,718)
----------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
  transactions                                                       1,386,096       5,792,210
----------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                             32,915,347     (26,950,026)
Net assets at beginning of period                                  109,381,826     136,331,852
----------------------------------------------------------------------------------------------
Net assets at end of period                                       $142,297,173    $109,381,826
----------------------------------------------------------------------------------------------
Excess of distributions over net investment income                $ (1,142,322)   $   (980,306)
----------------------------------------------------------------------------------------------



Certain line items from the prior year have been renamed to conform to the current year presentation.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
14  RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2009 SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2007 and after, per share net investment income amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

                                                                                           YEAR ENDED MARCH 31,
CLASS A                                            SIX MONTHS ENDED      --------------------------------------------------------
PER SHARE DATA                                      SEPT. 30, 2009         2009        2008        2007        2006         2005
                                                      (UNAUDITED)
Net asset value, beginning of period                     $9.04            $11.92      $14.08      $14.73       $8.98       $12.63
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.01)             (.02)       (.05)       (.07)       (.04)        (.09)
Net gains (losses) (both realized and
 unrealized)                                              2.63             (2.41)       1.98        1.37        5.79        (2.40)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          2.62             (2.43)       1.93        1.30        5.75        (2.49)
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --              (.07)      (1.01)      (1.08)         --        (1.16)
Distributions from realized gains                           --              (.38)      (3.08)       (.87)         --           --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                         --              (.45)      (4.09)      (1.95)         --        (1.16)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $11.66             $9.04      $11.92      $14.08      $14.73        $8.98
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            28.98%           (19.71%)     16.44%       9.00%      64.03%      (19.94%)
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                           1.54%(b)          1.52%       1.34%       1.40%       1.46%        1.50%
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             (.17%)(b)         (.18%)      (.34%)      (.52%)      (.32%)       (.86%)
---------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $126               $94        $115         $98         $87          $62
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    54%              340%        241%        114%        111%         196%
---------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
       RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2009 SEMIANNUAL REPORT  15

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                                                           YEAR ENDED MARCH 31,
CLASS B                                            SIX MONTHS ENDED      --------------------------------------------------------
PER SHARE DATA                                      SEPT. 30, 2009         2009        2008        2007        2006         2005
                                                      (UNAUDITED)
Net asset value, beginning of period                     $8.26            $10.93      $13.21      $13.93       $8.56       $12.08
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.04)             (.08)       (.15)       (.17)       (.12)        (.17)
Net gains (losses) (both realized and
 unrealized)                                              2.38             (2.21)       1.84        1.28        5.49        (2.28)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          2.34             (2.29)       1.69        1.11        5.37        (2.45)
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --                --        (.89)       (.96)         --        (1.07)
Distributions from realized gains                           --              (.38)      (3.08)       (.87)         --           --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                         --              (.38)      (3.97)      (1.83)         --        (1.07)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $10.60             $8.26      $10.93      $13.21      $13.93        $8.56
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            28.33%           (20.27%)     15.59%       8.13%      62.73%      (20.52%)
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                           2.31%(b)          2.27%       2.11%       2.15%       2.22%        2.26%
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             (.90%)(b)         (.93%)     (1.11%)     (1.28%)     (1.10%)      (1.64%)
---------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $14               $13         $19         $18         $20          $17
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    54%              340%        241%        114%        111%         196%
---------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
16  RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                                                           YEAR ENDED MARCH 31,
CLASS C                                            SIX MONTHS ENDED      --------------------------------------------------------
PER SHARE DATA                                      SEPT. 30, 2009         2009        2008        2007        2006         2005
                                                      (UNAUDITED)
Net asset value, beginning of period                     $8.09            $10.75      $13.08      $13.81       $8.48       $12.00
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.04)             (.08)       (.14)       (.17)       (.12)        (.16)
Net gains (losses) (both realized and
 unrealized)                                              2.34             (2.18)       1.81        1.27        5.45        (2.27)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          2.30             (2.26)       1.67        1.10        5.33        (2.43)
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --              (.02)       (.92)       (.96)         --        (1.09)
Distributions from realized gains                           --              (.38)      (3.08)       (.87)         --           --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                         --              (.40)      (4.00)      (1.83)         --        (1.09)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $10.39             $8.09      $10.75      $13.08      $13.81        $8.48
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            28.43%           (20.33%)     15.56%       8.14%      62.85%      (20.54%)
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                           2.30%(b)          2.29%       2.09%       2.15%       2.20%        2.24%
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             (.94%)(b)         (.96%)     (1.06%)     (1.28%)     (1.11%)      (1.61%)
---------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $3                $2          $2          $2          $2           $2
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    54%              340%        241%        114%        111%         196%
---------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
       RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2009 SEMIANNUAL REPORT  17

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                                                           YEAR ENDED MARCH 31,
CLASS I                                            SIX MONTHS ENDED      -------------------------------------------------------
PER SHARE DATA                                      SEPT. 30, 2009         2009        2008        2007        2006        2005
                                                      (UNAUDITED)
Net asset value, beginning of period                     $9.17            $12.08      $14.22      $14.86       $9.02      $10.11
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .02               .03         .01        (.02)        .02        (.02)
Net gains (losses) (both realized and
 unrealized)                                              2.66             (2.45)       2.00        1.39        5.82         .14
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          2.68             (2.42)       2.01        1.37        5.84         .12
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --              (.11)      (1.07)      (1.14)         --       (1.21)
Distributions from realized gains                           --              (.38)      (3.08)       (.87)         --          --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                         --              (.49)      (4.15)      (2.01)         --       (1.21)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $11.85             $9.17      $12.08      $14.22      $14.86       $9.02
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            29.23%           (19.25%)     16.93%       9.39%      64.75%        .87%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                           1.06%(b)          1.05%        .94%        .97%       1.00%        .99%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .30%(b)           .31%        .06%       (.11%)       .16%       (.28%)
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--               $--         $--         $--         $--         $--
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    54%              340%        241%        114%        111%        196%
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
18  RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                                                           YEAR ENDED MARCH 31,
CLASS R4                                           SIX MONTHS ENDED      --------------------------------------------------------
PER SHARE DATA                                      SEPT. 30, 2009         2009        2008        2007        2006         2005
                                                      (UNAUDITED)
Net asset value, beginning of period                     $9.17            $12.09      $14.22      $14.86       $9.04       $12.69
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .00(c)            .01         .00(c)     (.05)       (.01)        (.07)
Net gains (losses) (both realized and
 unrealized)                                              2.66             (2.44)       2.00        1.39        5.83        (2.40)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          2.66             (2.43)       2.00        1.34        5.82        (2.47)
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --              (.11)      (1.05)      (1.11)         --        (1.18)
Distributions from realized gains                           --              (.38)      (3.08)       (.87)         --           --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                         --              (.49)      (4.13)      (1.98)         --        (1.18)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $11.83             $9.17      $12.09      $14.22      $14.86        $9.04
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            29.01%           (19.30%)     16.86%       9.18%      64.38%      (19.72%)
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                    1.37%(b)          1.40%       1.24%       1.24%       1.28%        1.35%
---------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 1.37%(b)          1.10%       1.00%       1.23%       1.28%        1.35%
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             (.01%)(b)          .13%       (.01%)      (.36%)      (.12%)       (.82%)
---------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--               $--         $--         $--         $--          $--
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    54%              340%        241%        114%        111%         196%
---------------------------------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b) Annualized.
(c) Rounds to zero.
(d) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
       RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2009 SEMIANNUAL REPORT  19

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS OF SEPT. 30, 2009)

1. ORGANIZATION

RiverSource Precious Metals and Mining Fund (the Fund) is a series of RiverSource Selected Series, Inc. and is registered under the Investment Company Act of 1940, as amended (the 1940 Act) as a non-diversified, open-end management investment company. RiverSource Selected Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Fund's Board of Directors (the Board). The Fund invests primarily in securities of companies in precious metals industries or in mining industries (including precious metals, non-precious metals and special minerals).

The Fund offers Class A, Class B, Class C, Class I and Class R4 shares.

- Class A shares are offered with a front-end sales charge, which may be waived under certain circumstances.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares one month after the completion of the eighth year of ownership if originally purchased in a RiverSource fund on or after May 21, 2005 or originally purchased in a Seligman fund on or after June 13, 2009. Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund prior to June 13, 2009 will convert to Class A shares in the month prior to the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I and Class R4 shares are offered without a front-end sales charge or CDSC to qualifying institutional investors.

At Sept. 30, 2009, RiverSource Investments, LLC (RiverSource Investments or the Investment Manager) owned 100% of Class I shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.


--------------------------------------------------------------------------------
20  RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ADOPTION OF NEW ACCOUNTING STANDARD
In June 2009, the Financial Accounting Standards Board (FASB) established the FASB Accounting Standards Codification(TM) (Codification) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP). The Codification supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but rather organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective for financial statements issued for interim and annual periods ending after Sept. 15, 2009. The Codification did not have a material effect on the Fund's financial statements.

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on

--------------------------------------------------------------------------------
       RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2009 SEMIANNUAL REPORT  21

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

FOREIGN CURRENCY TRANSLATIONS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.


--------------------------------------------------------------------------------
22  RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

DIVIDENDS TO SHAREHOLDERS
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3. INVESTMENTS IN DERIVATIVES

The Fund may invest in certain derivative instruments, which are transactions whose values depend on or are derived from (in whole or in part) the value of one or more other assets, such as securities, currencies, commodities or indices. Such derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk, and credit risk.

FORWARD FOREIGN CURRENCY CONTRACTS
The Fund may enter into forward foreign currency contracts in connection with settling purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund's securities or as part of its investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to

--------------------------------------------------------------------------------
       RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2009 SEMIANNUAL REPORT  23

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

market daily based upon foreign currency exchange rates from an independent pricing service and the change in value is recorded as unrealized appreciation or depreciation. The Fund will record a realized gain or loss when the forward foreign currency contract is closed.

The risks of forward foreign currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that the counterparty will not complete its contractual obligation, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.

OPTION TRANSACTIONS
The Fund may buy and write options traded on any U.S. or foreign exchange, or in the over-the-counter (OTC) market to produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments. The Fund may also buy and sell put and call options and write covered call options on portfolio securities. Options are contracts which entitle the holder to purchase or sell securities or other financial instruments at a specified price, or in the case of index options, to receive or pay the difference between the index value and the strike price of the index option. Completion of transactions for options traded in the OTC market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain OTC options trades. Cash collateral held or posted by the Fund for such option trades must be returned to the counterparty or the Fund upon closure, exercise or expiration of the contract.

Option contracts purchased are recorded as investments and options contracts written are recorded as liabilities of the Fund. Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. Option contracts, including OTC option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the NYSE. The Fund will realize a gain or loss when the option transaction expires or is exercised. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the

--------------------------------------------------------------------------------
24  RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



Fund may incur a loss if the market price of the security decreases and the option is exercised. The Fund's maximum payout in the case of written put option contracts represents the maximum potential amount of future payments (undiscounted) that the Fund could be required to make as a guarantor for written put options. For OTC options contracts, the transaction is also subject to counterparty credit risk. The maximum payout amount may be offset by the subsequent sale, if any, of assets obtained upon the exercise of the put options by holders of the option contracts or proceeds received upon entering into the contracts. At Sept. 30, 2009, and for the six months then ended, the Fund had no written or purchased options.

EFFECTS OF DERIVATIVE TRANSACTIONS ON THE FINANCIAL STATEMENTS
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT SEPT. 30, 2009


                            ASSET DERIVATIVES                 LIABILITY DERIVATIVES
                     -------------------------------  -------------------------------------
                     STATEMENT OF ASSETS              STATEMENT OF ASSETS
RISK EXPOSURE          AND LIABILITIES                  AND LIABILITIES
CATEGORY                   LOCATION       FAIR VALUE        LOCATION       FAIR VALUE
-------------------------------------------------------------------------------------------
Foreign exchange     Unrealized                       Unrealized
  contracts          appreciation on                  depreciation on
                     forward foreign                  forward foreign
                     currency contracts     $3,857    currency contracts       N/A
-------------------------------------------------------------------------------------------
Total                                       $3,857                             N/A
-------------------------------------------------------------------------------------------


EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED SEPT. 30, 2009


     AMOUNT OF REALIZED GAIN OR (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
------------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                FORWARD FOREIGN CURRENCY CONTRACTS
------------------------------------------------------------------------------
Foreign exchange contracts                         $(20,213)
------------------------------------------------------------------------------
Total                                              $(20,213)
------------------------------------------------------------------------------




--------------------------------------------------------------------------------
       RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2009 SEMIANNUAL REPORT  25

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

 CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION) ON DERIVATIVES RECOGNIZED
                                   IN INCOME
------------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                FORWARD FOREIGN CURRENCY CONTRACTS
------------------------------------------------------------------------------
Foreign exchange contracts                          $13,755
------------------------------------------------------------------------------
Total                                               $13,755
------------------------------------------------------------------------------


VOLUME OF DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
The gross notional amount of forward foreign currency contracts outstanding was $300,000 at Sept. 30, 2009. The monthly average gross notional amount for these contracts was $300,000 for the six months ended Sept. 30, 2009.

4. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.80% to 0.675% as the Fund's net assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the Lipper Gold Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment increased the management fee by $56,647 for the six months ended Sept. 30, 2009. The management fee for the six months ended Sept. 30, 2009 was 0.89% of the Fund's average daily net assets, including the adjustment under the terms of the performance incentive arrangement.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The fee for the six months ended Sept. 30, 2009 was 0.06% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited

--------------------------------------------------------------------------------
26  RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


administrative services to the Fund and the Board. For the six months ended Sept. 30, 2009, other expenses paid to this company were $321.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other funds in the RiverSource Family of Funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains Fund shareholder accounts and records and provides Fund shareholder services. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Transfer Agent also charges an annual fee of $3 per account serviced directly by the Fund or its designated agent for Class A, Class B and Class C shares. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R4 shares. The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for the 12 month period from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has an agreement with RiverSource Fund Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $408,000 and $15,000 for

--------------------------------------------------------------------------------
       RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2009 SEMIANNUAL REPORT  27

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


Class B and Class C shares, respectively. These amounts are based on the most recent information available as of July 31, 2009, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges, including front-end and CDSCs, received by the Distributor for distributing Fund shares were $95,578 for Class A, $4,212 for Class B and $884 for Class C for the six months ended Sept. 30, 2009.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $71,755,434 and $66,493,038, respectively, for the six months ended Sept. 30, 2009. Realized gains and losses are determined on an identified cost basis.

6. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                      SIX MONTHS ENDED    YEAR ENDED
                                       SEPT. 30, 2009   MARCH 31, 2009
----------------------------------------------------------------------
CLASS A
Sold                                      1,973,979        3,488,595
Converted from Class B shares*              214,838          205,237
Reinvested distributions                         --          550,003
Redeemed                                 (1,851,656)      (3,450,993)
----------------------------------------------------------------------
Net increase (decrease)                     337,161          792,842
----------------------------------------------------------------------

CLASS B
Sold                                        178,651          540,238
Reinvested distributions                         --           79,290
Converted to Class A shares*               (236,004)        (224,349)
Redeemed                                   (202,851)        (587,892)
----------------------------------------------------------------------
Net increase (decrease)                    (260,204)        (192,713)
----------------------------------------------------------------------

CLASS C
Sold                                         76,558          176,691
Reinvested distributions                         --           14,310
Redeemed                                    (67,406)        (132,838)
----------------------------------------------------------------------
Net increase (decrease)                       9,152           58,163
----------------------------------------------------------------------



--------------------------------------------------------------------------------
28  RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                      SIX MONTHS ENDED    YEAR ENDED
                                       SEPT. 30, 2009   MARCH 31, 2009
----------------------------------------------------------------------
CLASS R4
Sold                                          8,575           11,897
Reinvested distributions                         --            1,141
Redeemed                                     (2,204)         (15,489)
----------------------------------------------------------------------
Net increase (decrease)                       6,371           (2,451)
----------------------------------------------------------------------


* Automatic conversion of Class B shares to Class A shares based on the original purchase date.

Certain line items from the prior year have been renamed to conform to the current year presentation.

7. LENDING OF PORTFOLIO SECURITIES

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral balance are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At Sept. 30, 2009, securities valued at $18,640,084 were on loan, secured by cash collateral of $18,775,052 invested in short-term securities or in cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for

--------------------------------------------------------------------------------
       RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2009 SEMIANNUAL REPORT  29

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


services provided and any other securities lending expenses. Net income of $35,232 earned from securities lending for the six months ended Sept. 30, 2009 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

8. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the funds in the RiverSource Family of Funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of RiverSource Short-Term Cash Fund aggregated $27,649,824 and $29,601,594, respectively, for the six months ended Sept. 30, 2009. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at Sept. 30, 2009, can be found in the Portfolio of Investments.

9. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 15, 2009, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds in the RiverSource Family of Funds, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (A) 1.25% per annum plus (B) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. Prior to Oct. 15, 2009, the credit facility agreement, which was a collective agreement between the Fund and certain other funds in the RiverSource Family of Funds, severally and not jointly, permitted

--------------------------------------------------------------------------------
30  RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



collective borrowings up to $475 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the six months ended Sept. 30, 2009.

10. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of options contracts, foreign currency transactions, passive foreign investment company (PFIC) holdings, post-October losses, foreign tax credits and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

For federal income tax purposes, the Fund had a capital loss carry-over of $16,291,615 at March 31, 2009, that if not offset by capital gains will expire in 2017.

Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Fund is permitted to treat net capital losses realized between Nov. 1, 2008 and its fiscal year end (post-October loss) as occurring on the first day of the following tax year. At March 31, 2009, the Fund had a post-October loss of $10,738,468 that is treated for income tax purposes as occurring on April 1, 2009.

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.

11. RISKS RELATING TO CERTAIN INVESTMENTS

DIVERSIFICATION RISK
The Fund is non-diversified. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. The Fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.


--------------------------------------------------------------------------------
       RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2009 SEMIANNUAL REPORT  31

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

SECTOR RISK
The Fund invests a significant part of its total assets in securities of companies primarily engaged in exploration, mining, processing or distribution of gold and other precious metals and other related minerals. This may result in greater market fluctuations than would happen with a fund invested in a wider variety of unrelated industries. As these sectors increase or decrease in favor with the investing public, the price of securities of companies that rely heavily on those sectors could become increasingly sensitive to downswings in the economy.

12. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through Nov. 20, 2009, the date of issuance of the Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund's financial statements.

13. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court, asking the U.S. Supreme Court to stay the District Court proceedings while the U.S. Supreme Court considers and rules in a case captioned Jones v.

--------------------------------------------------------------------------------
32  RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



Harris Associates, which involves issues of law similar to those presented in the Gallus case.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co. Incorporated (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman was and had been misleading. The NYAG included other

--------------------------------------------------------------------------------
       RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2009 SEMIANNUAL REPORT  33

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman paid $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
34  RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2009 SEMIANNUAL REPORT

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

RiverSource Investments, LLC ("RiverSource Investments" or the "investment manager"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement"), RiverSource Investments provides investment advice and other services to the Fund and all funds in the RiverSource Family of Funds (collectively, the "Funds").

On an annual basis, the Fund's Board of Directors (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement. RiverSource Investments prepared detailed reports for the Board and its Contracts Committee in March and April 2009, including reports based on data provided by independent organizations to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) reviews information prepared by RiverSource Investments addressing the services RiverSource Investments provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts, Investment Review and Compliance Committees in determining whether to continue the IMS Agreement. At the April 7-8, 2009 in-person Board meeting, independent legal counsel to the Independent Directors reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by RiverSource Investments: The Board analyzed various reports and presentations it had received detailing the services performed by RiverSource Investments, as well as its expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by RiverSource Investments, including, in particular, the continued investment in, and resources dedicated to, the Fund's operations, most notably, the large investment made in the acquisition of J. & W. Seligman & Co. Incorporated, including its portfolio management operations, personnel and infrastructure (including the addition of two new offices in New York City and Palo Alto). Further, in connection with the Board's evaluation of the overall package of services provided by RiverSource Investments, the Board considered the quality of the administrative and transfer agency services provided by RiverSource Investments' affiliates to the Fund. The Board also reviewed the financial condition of RiverSource Investments (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement. Further, the Board considered RiverSource Investments' ability to

--------------------------------------------------------------------------------
       RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2009 SEMIANNUAL REPORT  35

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------


retain key personnel and its expectations in this regard. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by RiverSource Investments). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality, particularly in light of recent market conditions.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that RiverSource Investments and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered: (i) detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund; and (ii) a report detailing the Fund's performance over various periods, recent Fund inflows (and outflows) and a comparison of the Fund's net assets from December 2007 to December 2008. The Board observed that the Fund's investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized By RiverSource Investments and its Affiliates from their Relationships with the
Fund: The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to RiverSource Investments' profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund (excluding the effect of a performance incentive adjustment, if applicable), with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board took into account that the

--------------------------------------------------------------------------------
36  RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


Fund's total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer group's median expense ratio shown in the reports. The Board also considered the Fund's performance incentive adjustment and noted its continued appropriateness.

The Board also considered the expected profitability of RiverSource Investments and its affiliates in connection with RiverSource Investments providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to RiverSource Investments and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability over the past two years. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by RiverSource Investments as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 8, 2009, the Board, including all of the Independent Directors, approved the renewal of the IMS Agreement for an additional annual period.


--------------------------------------------------------------------------------
       RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2009 SEMIANNUAL REPORT  37

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling the RiverSource Family of Funds at 1(800) 221-2450; contacting your financial intermediary; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
38  RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2009 SEMIANNUAL REPORT

RIVERSOURCE PRECIOUS METALS AND MINING FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by RiverSource Fund Distributors, Inc., Member
                                FINRA, and managed by RiverSource Investments, LLC.
                                RiverSource is part of Ameriprise Financial, Inc.
(RIVERSOURCE INVESTMENTS LOGO)  (C)2009 RiverSource Investments, LLC.                            S-6144 AA (11/09)

Item 2.  Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6.  Investments.

(a) The complete schedule of investments is included in Item 1 of this Form
N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

(a)(3) Not applicable.

(b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource Selected Series, Inc.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date December 2, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date December 2, 2009


By /s/ Jeffrey P. Fox
   -----------------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial Officer

Date December 2, 2009